Trade Receivables, Net - Schedule of Movement in Lifetime ECL that has Been Recognized for Trade Receivables in Accordance (Details) - shares	Mar. 31, 2025	Mar. 31, 2024
Schedule of Movement in Lifetime ECL that has Been Recognised for Trade Receivables in Accordance [Abstract]
Collectively assessed	3,466,187	3,811,576
Individually assessed